Empower High Yield Bond Fund Expense Example - Empower High Yield Bond Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	804
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,250